Property, Plant and Equipment - Schedule of Movement of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	$ 80,615	$ 95,080
Ending, balances	71,933	80,615
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	40,160	50,222
Ending, balances	36,196	40,160
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	27,650	27,551
Ending, balances	23,798	27,650
Equipment [member] | Cash Generating Units, Branches Closed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	(32)
Other [member].
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	12,805	17,307
Ending, balances	11,939	12,805
ATM Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		(24)
Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		(867)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		(9,403)
Chile [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	56,756
Ending, balances	47,139	56,756
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	197,886	218,461
Acquisitions	10,735	16,970
Sales and/or disposals for the year	(7,049)	(4,210)
Exchange differences	250	(6,658)
Impairment loss recognised in profit or loss, property, plant and equipment	(467)	(31,421)
Reclassification from assets held for sale		5,622
Others	(214)	(878)
Ending, balances	201,141	197,886
Gross assets [member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	76,818	89,290
Acquisitions	3,213	5,203
Sales and/or disposals for the year		(381)
Exchange differences	(764)	(1,935)
Impairment loss recognised in profit or loss, property, plant and equipment		(20,981)
Reclassification from assets held for sale		5,622
Ending, balances	79,267	76,818
Gross assets [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	85,404	81,423
Acquisitions	4,887	9,964
Sales and/or disposals for the year	(4,663)	(1,855)
Exchange differences	754	(3,550)
Impairment loss recognised in profit or loss, property, plant and equipment	(52)	(578)
Others	(495)
Ending, balances	85,835	85,404
Gross assets [member] | Equipment [member] | Cash Generating Units, Branches Closed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending, balances	467
Gross assets [member] | Other [member].
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	35,664	47,748
Acquisitions	2,635	1,803
Sales and/or disposals for the year	(2,386)	(1,974)
Exchange differences	260	(1,173)
Impairment loss recognised in profit or loss, property, plant and equipment	(415)	(9,862)
Others	281	(878)
Ending, balances	36,039	35,664
Gross assets [member] | ATM Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	53
Ending, balances		53
Gross assets [member] | Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	11,005
Ending, balances		11,005
Gross assets [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	20,363
Ending, balances		20,363
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(117,271)	(123,381)
Sales and/or disposals for the year	6,952	4,035
Exchange differences	(1,140)	4,408
Impairment loss recognised in profit or loss, property, plant and equipment	(1,140)	21,127
Reclassification from assets held for sale		(1,634)
Others	(281)
Ending, balances	(129,208)	(117,271)
Accumulated Depreciation [Member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(36,658)	(39,068)
Sales and/or disposals for the year		287
Exchange differences	(198)	825
Impairment loss recognised in profit or loss, property, plant and equipment	(705)	11,211
Reclassification from assets held for sale		(1,634)
Ending, balances	(43,071)	(36,658)
Accumulated Depreciation [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(57,754)	(53,872)
Sales and/or disposals for the year	4,645	1,855
Exchange differences	(763)	2,704
Impairment loss recognised in profit or loss, property, plant and equipment	(52)	526
Ending, balances	(62,037)	(57,754)
Accumulated Depreciation [Member] | Equipment [member] | Cash Generating Units, Branches Closed [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending, balances	(435)
Accumulated Depreciation [Member] | Other [member].
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(22,859)	(30,441)
Sales and/or disposals for the year	2,307	1,893
Exchange differences	(179)	879
Impairment loss recognised in profit or loss, property, plant and equipment	(383)	9,390
Others	(281)
Ending, balances	(24,100)	(22,859)
Accumulated Depreciation [Member] | ATM Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(29)
Ending, balances		(29)
Accumulated Depreciation [Member] | Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(10,138)
Ending, balances		(10,138)
Accumulated Depreciation [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	$ (10,960)
Ending, balances		$ (10,960)